Basis of Presentation, Use of Estimates and Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Checks outstanding in excess of bank deposits		$ 1,300,000,000	$ 1,200,000,000
Goodwill impairment charge		172,000,000
Reinsurance receivable		2,000,000,000	2,000,000,000
Initial coverage limit		2,840,000,000	2,830,000,000
Catastrophic coverage		6,448,000,000	6,440,000,000
Annual out-of-pocket maximum	4,550,000,000
Catastrophic reinsurance subsidy coverage rate		80.00%
Variance of risk share		5.00%
Other Current Receivables [Member]
Reinsurance receivable included in other current receivables		126,000,000	139,000,000
Other Assets
Reinsurance receivable included in other assets		$ 1,900,000,000	$ 1,900,000,000